Stockholders' Deficit	12 Months Ended
Jun. 30, 2021
Equity [Abstract]
Stockholders' Deficit

NOTE 3-STOCKHOLDERS’ DEFICIT

There have been no common or preferred stock transactions since 2013. There are no stock options or warrants granted during the years ended June 30, 2021 and 2020 and none outstanding as of June 30, 2021 and 2020.

The preferred shares convert to common at a ratio of 1 share of preferred stock converts to 30 shares of common stock.